7. Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

7.	INCOME TAXES

For the three months and six-month periods ended March 31, 2018 and 2017, the effective tax rate of 0% varies from the U.S. federal statutory rate primarily due to state income taxes, net losses, certain nondeductible expenses, changes in the federal statutory rate are from 35% to 21%, and an increase in the valuation allowance associated with the net operating loss carryforwards. Our deferred tax assets related to net operating loss carryforwards remain fully reserved due to uncertainty of utilization of those assets.

A deferred tax liability or asset is determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences reverse. Deferred tax expense or benefit in the accompanying consolidated statements of operations are the result of changes in the assets and liabilities for deferred taxes. The measurement of deferred tax assets is reduced, if necessary, by the amount for any tax benefits that, based on available evidence, are not expected to be realized. Income tax expense is the current tax payable or refundable for the year plus or minus the net change in the deferred tax assets and liabilities. Deferred income taxes of the Company arise from the temporary differences between financial statement and income tax recognition of NOL carry-forwards.

The deferred tax assets and liabilities in the accompanying consolidated balance sheets include the following components at March 31, 2018 and September 30, 2017:

	March 31, 2018	September 30, 2017
Net non-current deferred tax assets:
Net operating loss carry-forward	$745,021	$1,131,643
Property and equipment	7,350	10,719
Total	752,371	1,142,362
Net non-current deferred tax liabilities:
Intangible assets	580	728

Net	751,791	1,141,634
Less valuation allowance	(751,791)	(1,141,634)
Net deferred taxes	$–	$–

The Company elected C Corporation tax status upon inception in 2014. Net operating losses (“NOL”) since that date total $3,233,265 as of September 30, 2017 and may be carried forward to offset future taxable income; accordingly, no current provision for income tax has been recorded in the accompanying statements of operations. NOL carry-forward benefits begin to expire in 2035.

The following table summarizes the difference between the actual tax provision and the amounts obtained by applying the statutory tax rates to the income or loss before income taxes for the years ended September 30:

	2017	2016
Tax benefit calculated at statutory rate	35.00%	35.00%
Expense not deductible	(0.37)	(0.19)
Merger costs	–	(1.64)
Impairment of goodwill	–	(10.87)
Changes to valuation allowance	(34.63)	(22.30)
Provision for income taxes	– %	– %

A deferred tax liability or asset is determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences reverse. Deferred tax expense or benefit in the accompanying consolidated statements of operations are the result of changes in the assets and liabilities for deferred taxes. The measurement of deferred tax assets is reduced, if necessary, by the amount for any tax benefits that, based on available evidence, are not expected to be realized. Income tax expense is the current tax payable or refundable for the year plus or minus the net change in the deferred tax assets and liabilities. Deferred income taxes of the Company arise from the temporary differences between financial statement and income tax recognition of NOL carry-forwards.

The deferred tax assets and liabilities in the accompanying consolidated balance sheets include the following components at September 30:

	2017	2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$1,131,643	$799,254
Property and equipment	10,719	4,627
	1,142,362	803,881
Net non-current deferred tax liabilities:
Intangible assets	728	303

Net	1,141,634	803,578
Less valuation allowance	(1,141,634)	(803,578)
Net deferred taxes	$–	$–